Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Opportunities Fund))	0 Months Ended
Jan. 27, 2012
MSCI World Index
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.37%)
10 Years	3.62%
Class A
Average Annual Return:
1 Year	(14.46%)
5 Years	0.38%
10 Years	7.07%
Inception Date	Oct. 22, 1990
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(14.53%)
5 Years	(0.93%)
10 Years	5.84%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(9.30%)
5 Years	(0.18%)
10 Years	5.70%
Class B
Average Annual Return:
1 Year	(14.56%)
5 Years	0.43%
10 Years	7.20%
Inception Date	Oct. 10, 1995
Class C
Average Annual Return:
1 Year	(10.82%)
5 Years	0.81%
10 Years	6.90%
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	(10.44%)
5 Years	1.23%
10 Years	7.36%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(8.98%)
5 Years	1.91%
10 Years	8.10%
Inception Date	Feb. 01, 2001